Note 1 - Basis of Presentation	3 Months Ended
Mar. 31, 2021
Notes to Financial Statements
Basis of Accounting [Text Block]
NOTE
1.
BASIS OF PRESENTATION

The accompanying
March 31,
2021
 interim condensed consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the "Commission"). Certain information and note disclosures normally included in the annual financial statements prepared in accordance with U.S. generally accepted accounting principles (“GAAP”) have been condensed or omitted pursuant to those rules and regulations, but we believe the disclosures made are adequate to make the information presented not
misleading. In the opinion of management, all adjustments, consisting of normal and recurring adjustments, necessary for a fair presentation have been included in the condensed consolidated financial statements included herein. These statements should be read in conjunction with the audited consolidated financial statements and notes thereto included in our Annual Report on Form
10
-K for the year ended
December 31, 2020.
The results of operations for the periods presented are
not
necessarily indicative of results to be expected for the full fiscal year or any other periods.

The condensed consolidated unaudited financial statements contained in this report include the accounts of Net Element, Inc., and its wholly owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.